COMMON STOCK AND STOCK INCENTIVE PLANS - Allocation of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock based compensation expense
Stock-based compensation expense recognized	$ 2,238	$ 1,546	$ 2,289
Cost of Sales
Stock based compensation expense
Stock-based compensation expense recognized	1	40	60
Selling, General and Administrative Expenses
Stock based compensation expense
Stock-based compensation expense recognized	2,193	1,392	2,185
Research and Development Expense
Stock based compensation expense
Stock-based compensation expense recognized	$ 44	$ 114	$ 44